Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property and equipment, net	$ 22,777	$ 21,455
Right of use asset, net	20,098	22,383
Intangible assets, net	899	625
Investments held at fair value	530,161	714,905
Investments in associates	0	10,642
Lease receivable – long-term	1,700	2,082
Deferred tax assets	0	142
Other non-current assets	11	99
Total non-current assets	575,645	772,333
Current assets
Trade and other receivables	2,558	1,977
Prepaid expenses	5,405	1,946
Lease receivable – short-term	381	350
Other financial assets	2,124	2,124
Short-term investments	0	30,088
Cash and cash equivalents	403,881	132,360
Total current assets	414,348	168,845
Total assets	989,994	941,178
Equity
Share capital	5,417	5,408
Share premium	288,978	287,962
Merger reserve	138,506	138,506
Translation reserve	469	0
Other reserve	(24,050)	(18,282)
Retained earnings/(accumulated deficit)	260,429	254,444
Equity attributable to the owners of the Company	669,748	668,038
Non-controlling interests	(16,209)	(17,640)
Total equity	653,539	650,398
Non-current liabilities
Deferred revenue	0	1,220
Deferred tax liability	108,626	115,445
Lease liability, non-current	32,088	34,914
Long-term loan	14,818	0
Total non-current liabilities	155,531	151,579
Current liabilities
Deferred revenue	1,472	5,474
Lease liability, current	3,261	2,929
Trade and other payables	21,826	19,842
Subsidiary
Notes payable	26,455	1,455
Warrant liability	8,206	7,997
Preferred shares	118,972	100,989
Other current liabilities	732	515
Total current liabilities	180,924	139,201
Total liabilities	336,455	290,780
Total equity and liabilities	$ 989,994	$ 941,178